Stockholders' Equity - Shares Issued - Employment Agreement - Common Stock (Details) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Stock-based compensation expense		$ 1,675,594	$ 642,506	$ 2,885,223	$ 5,182,641
Subordinate Voting Shares | Board of Directors Chairman
Class of Stock [Line Items]
Shares issued in legal settlement (in shares)	889,519
Shares issued in legal settlement	$ 1,441,183
Stock-based compensation expense	$ 1,441,183
Warrants outstanding (in shares)	15,000,000
Warrants forfeited (in shares)	5,000,000